Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information (Parent Company Only)
Note 20:	Condensed Financial Information (Parent Company Only)

Presented below is condensed financial information as to financial position, results of operations and cash flows of the Company:

Condensed Balance Sheets

	December 31,
	2018	2017
	(In thousands)
Assets
Cash and cash equivalents	$1,595	$2,771
Investment in the Bank	50,813	42,286
Corporate owned life insurance	—	—
Other assets	2,913	3,042

Total assets	$55,321	$48,099

Liabilities and Stockholders’ Equity
Subordinated debentures	$4,124	$4,124
Other liabilities	555	80
Stockholders’ equity	50,642	43,895

Total liabilities and stockholders’ equity	$55,321	$48,099

Condensed Statements of Income and Comprehensive Income

	Years Ended December 31,
	2018	2017
	(In thousands)

Operating Income
Dividends from subsidiary	$5,501	$2,035
Interest and dividend income from securities and federal funds	—	1

Total operating income	5,501	2,036

Merger related expenses	1,306	—
General, Administrative and Other Expenses	2,220	1,961

Income Before Income Taxes and Equity in Undistributed Income of Subsidiary	1,975	75

Income Tax Benefits	750	416

Income Before Equity in Undistributed Income of Subsidiary	2,725	491

Equity in Undistributed Income of Subsidiary	1,557	3,055

Net Income	$4,282	$3,546

Comprehensive Income	$4,692	$3,580

Condensed Statements of Cash Flows

	Years Ended December 31,
	2018	2017
	(In thousands)

Operating Activities
Net income	$4,282	$3,546
Items not requiring (providing) cash
Equity in undistributed income of subsidiary	(1,557)	(3,055)
Amortization of ESOP and share-based compensation plans	567	443
Net change in other assets and other liabilities	282	(38)

Net cash provided by operating activities	3,574	896

Investing Activities
Cash paid for acquisition of Powhatan Point Community Bancshares, Inc.	(1,529)	—

Net cash used in investing activities	(1,529)	(2,769)

Financing Activities
Dividends paid to stockholders	(3,221)	(2,769)

Net cash used in financing activities	(3,221)	(2,769)

Net Change in Cash and Cash Equivalents	(1,176)	(1,873)

Cash and Cash Equivalents at Beginning of Year	2,771	4,644

Cash and Cash Equivalents at End of Year	$1,595	$2,771